Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Insurance revenue	$ 31,595.0	$ 31,064.1
Distribution of insurance revenue	100.00%	100.00%
Property
Segmented Information
Insurance revenue	$ 11,130.5	$ 10,796.9
Distribution of insurance revenue	35.20%	34.80%
Casualty
Segmented Information
Insurance revenue	$ 17,277.3	$ 16,820.5
Distribution of insurance revenue	54.70%	54.10%
Specialty
Segmented Information
Insurance revenue	$ 3,187.2	$ 3,446.7
Distribution of insurance revenue	10.10%	11.10%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 31,341.7	$ 30,874.5
Property and Casualty Insurance and Reinsurance | Property
Segmented Information
Insurance revenue	11,129.2	10,796.9
Property and Casualty Insurance and Reinsurance | Casualty
Segmented Information
Insurance revenue	17,241.9	16,809.6
Property and Casualty Insurance and Reinsurance | Specialty
Segmented Information
Insurance revenue	2,970.6	3,268.0
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	9,150.2	8,731.8
Property and Casualty Insurance and Reinsurance | North American Insurers | Property
Segmented Information
Insurance revenue	2,291.6	2,282.2
Property and Casualty Insurance and Reinsurance | North American Insurers | Casualty
Segmented Information
Insurance revenue	6,332.5	5,929.3
Property and Casualty Insurance and Reinsurance | North American Insurers | Specialty
Segmented Information
Insurance revenue	526.1	520.3
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	16,222.0	15,513.0
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	5,911.8	5,665.1
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	8,940.9	8,600.6
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	1,369.3	1,247.3
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	5,969.5	6,629.7
Insurance revenue related to insurance contracts acquired in settlement period		665.3
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	2,925.8	2,849.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	1,968.5	2,279.7
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	1,075.2	1,500.4
Life insurance and Run-off
Segmented Information
Insurance revenue	253.3	189.6
Life insurance and Run-off | Property
Segmented Information
Insurance revenue	1.3
Life insurance and Run-off | Casualty
Segmented Information
Insurance revenue	35.4	10.9
Life insurance and Run-off | Specialty
Segmented Information
Insurance revenue	$ 216.6	$ 178.7